NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (6.375% NOTES) (NARRATIVE) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2012	Sep. 28, 2012
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	$ 794,400,000	$ 856,400,000
Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate	6.375%
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations	275,000,000	275,000,000		275,000,000
Interest rate			6.375%	6.375%
Debt Instrument, Redemption Percentage of Aggregate Principal Amount				100.00%
Debt Instrument, Price Percentage of Aggregate Principal Amount				106.375%
Debt Instrument, Terms, Mandatory Accelerated Repurchase, Percentage of Aggregate Principal Amount				101.00%
Debt Instrument, Terms, Percentage of Trustees or Holders				25.00%
Debt Instrument, Terms, Minimum Pro Forma Risk-Based Capital Ratio for Restricted Payments				2.25
Debt Instrument, Terms, Restricted Payments Based on a Percentage of Net Excess Cash Flow, Percentage				50.00%
Limit of restricted payments permitted, amount				175,000,000
Limit of restricted payments permitted, amount of allowed additional payments	75,000,000
Secured Debt [Member] | Line of Credit [Member] | Term Loan Facility, Four-Year [Member]
Debt Instrument [Line Items]
Notes payable – direct corporate obligations				250,000,000
Maximum [Member] | Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Percentage of Aggregate Principal Amount with Cash from Equity Offerings				35.00%
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment (less than)				0.175
Minimum [Member] | Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Limit of restricted payments permitted, cash dividends to common stock				$ 30,000,000